Earnings Per Share (Narrative) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Unvested Restricted Shares [Member]
Schedule of Earnings per Share [Line Items]
Weighted average number of shares outstanding	2,100,000	2,100,000	2,100,000
OP Units [Member]
Schedule of Earnings per Share [Line Items]
Weighted average number of shares outstanding	0	2,800,000	0
BPG Sub [Member]
Schedule of Earnings per Share [Line Items]
Weighted average number of shares outstanding	58,200,000	58,200,000	58,200,000